Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table details the Euro equivalent consideration and provisional fair values of assets and liabilities as acquired:

€ million
Intangible assets	4,285
Property, plant and equipment	1,568
Non-current derivative assets	69
Deferred tax assets	9
Other non-current assets	61
Current derivative assets	24
Current tax assets	19
Inventories	455
Amounts receivable from related parties	45
Trade accounts receivable	603
Other current assets	54
Short term investments(A)	256
Cash and cash equivalents(A)	267
Borrowings, less current portion	(1,251)
Employee benefit liabilities	(37)
Non-current provisions	(3)
Non-current derivative liabilities	(72)
Deferred tax liabilities	(1,185)
Non-current tax liabilities	(6)
Current portion of borrowings	(381)
Current portion of employee benefit liabilities	(1)
Current provisions	(9)
Current derivative liabilities	(35)
Current tax liabilities	(18)
Amounts payable to related parties	(77)
Trade and other payables	(841)
Net identifiable assets acquired	3,799
Non-controlling interest	(228)
Cash flow hedge gains transferred to goodwill relating to business combination	84
Goodwill	2,097
Fair value of consideration	5,752
(A) To align accounting policies, short term time deposits and treasury bills with maturities of greater than three months and less than one year have been reclassified and presented as short term investments.